Discontinued operations - Cash flow of discontinued operations (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure
Net profit from discontinued operations	SFr 117,747	SFr 14,335,393	SFr 117,747	SFr 11,983,432
Adjustments for:
Net gain on Neurosterix Transaction			(117,747)	(13,961,900)
Value of share-based services			44,098	433,254
Post-employment benefits			2,003	(28,723)
Depreciation			4,236	182,742
Finance cost net			33,399	(100,577)
Increase in trade and other receivables			(22,926)	(477,288)
Increase in prepayments			(81,430)	(272,821)
Increase in other current assets			7,967	(5,000)
Decrease in payables and accruals			347,082	(1,013,382)
Decrease in deferred income				(38,401)
Net cash flow from / (used in) investing activities
Consideration from Neurosterix Transaction			57,673	5,119,754
Legal fees paid for Neurosterix Transaction				(452,798)
Cash flows from financing activities
Principal element of lease payment			(3,607)	(69,738)
Interest paid			(1,377)	(7,147)
Discontinued operations as disclosed below
Disclosure
Net profit from discontinued operations	SFr 117,747	SFr 14,335,393	117,747	11,983,432
Adjustments for:
Net gain on Neurosterix Transaction			(117,747)	(13,961,900)
Value of share-based services				327,681
Post-employment benefits				(27,338)
Depreciation				67,422
Finance cost net				5,672
Increase in trade and other receivables				(404,940)
Increase in prepayments				(151,695)
Increase in other current assets				(5,000)
Decrease in payables and accruals				(795,215)
Decrease in deferred income				(38,401)
Net cash flow used in operating activities				(3,000,282)
Net cash flow from / (used in) investing activities
Consideration from Neurosterix Transaction			57,673	5,119,754
Legal fees paid for Neurosterix Transaction				(452,798)
Net cash from investing activities			57,673	4,666,956
Cash flows from financing activities
Principal element of lease payment				(63,770)
Interest paid				(5,672)
Net cash used in financing activities				(69,442)
Net cash from discontinued activities			SFr 57,673	SFr 1,597,232